Materials, energy and consumables used (Tables)	12 Months Ended
Jun. 30, 2024
Materials, energy and consumables used
Schedule of materials, energy and consumables used

	2024	2023	2022
for the year ended 30 June	Rm	Rm	Rm
Cost of raw materials	114 889	126 338	100 607
Cost of energy and other consumables used in production process	23 068	25 959	23 392
	137 957	152 297	123 999